Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Mar. 18, 2014	Mar. 17, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 27, 2012
Balance Sheets [Abstract]
Convertible preferred stock, par value	$ 0.0001			$ 0.0001	$ 0.01
Convertible preferred stock, shares authorized	20,000,000	20,000,000	2,500,000	20,000,000	2,500,000
Convertible preferred stock, shares issued	610,000			610,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.01	$ 0.0001	$ 0.01	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	22,500,000	500,000,000	22,500,000
Common Stock, shares, Issued	17,021,893			5,625,957	1,524,991
Common stock, shares outstanding	17,021,893			5,625,957	1,524,991